Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated April 26, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio. The Portfolio's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Portfolio Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Portfolio section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Portfolio since November 2019. Education: B.A., Goucher College; M.B.A., New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 274 112019

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio

Supplement Dated November 19, 2019, to the Statement of Additional Information Dated April 26, 2019

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Variable Insurance Fund Short- Term Investment-Grade Portfolio. The Portfolio's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following is added in the "Other Accounts Managed" sub-section on page B-67:

Arvind Narayanan co-manages a portion of Short-Term Investment-Grade Portfolio; as of December 31, 2018, the Portfolio held assets of $1.7 billion. As of September 30, 2019, Mr. Narayanan did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 064M 112019